STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2012	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	27,465	21.19
Options granted	5,802	38.32
Options exercised[1]	(5,796)	16.99
Options cancelled or expired	(103)	27.78
Options outstanding at end of year	27,368	25.69	6.7	375
Options vested at end of year[2]	13,703	20.33	5.2	261

1            The total intrinsic value of ISOs exercised during the year ended December 31, 2012 was $130 million (2011 - $68 million; 2010 - $38 million) and cash received on exercise was $69 million (2011 - $56 million; 2010 - $50 million).

2            The total fair value of options vested under the ISO Plan during the year ended December 31, 2012 was $19 million (2011 - $17 million; 2010 - $14 million).

Schedule of weighted average assumptions used to determine the fair value of stock options

Year ended December 31,	2012	2011	2010
Fair value per option (Canadian dollars)[1]	4.81	4.19	3.44
Valuation assumptions
Expected option term (years)[2]	5	6	6
Expected volatility[3]	19.7%	18.6%	19.7%
Expected dividend yield[4]	3.0%	3.4%	3.6%
Risk-free interest rate[5]	1.3%	2.9%	2.7%

1            Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $4.65 (2011 - $4.01; 2010 - $3.28) for Canadian employees and US$5.58 (2011 - US$5.11; 2010 - US$4.00) for United States employees.

2            The expected option term is based on historical exercise practice.

3            Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.

4            The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

5            The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2012	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	4,127	18.52
Options granted	3,543	39.34
Options exercised[1]	(966)	18.29
Options outstanding at end of year	6,704	29.56	5.3	66
Options vested at end of year[2]	3,061	18.54	2.6	64

1            The total intrinsic value of PBSOs exercised during the year ended December 31, 2012 was $20 million (2011 - $2 million; 2010 - $26 million) and cash received on exercise was $12 million (2011 - $3 million; 2010 - $27 million).

2            The total fair value of options vested under the PBSO Plan during the year ended December 31, 2012 was $1 million (2011 - $2 million; 2010 - $2 million).

Schedule of weighted average assumptions used to determine the fair value of stock options

Year ended December 31,	2012
Fair value per option (Canadian dollars)	4.25
Valuation assumptions
Expected option term (years)[1]	8
Expected volatility[2]	16.1%
Expected dividend yield[3]	2.8%
Risk-free interest rate[4]	1.6%

1            The expected option term is based on historical exercise practice.

2            Expected volatility is determined with reference to historic daily share price volatility.

3            The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

4            The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2012	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	937
Units granted	307
Units matured[1]	(627)
Dividend reinvestment	35
Units outstanding at end of year	652	1.5	56

1            The total amount paid during the year ended December 31, 2012 for PSUs was $25 million (2011 - $17 million; 2010 - $14 million).

RESTRICTED STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2012	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,902
Units granted	891
Units cancelled	(114)
Units matured[1]	(939)
Dividend reinvestment	79
Units outstanding at end of year	1,819	1.5	78

1    The total amount paid during the year ended December 31, 2012 for RSUs was $37 million (2011 - $39 million; 2010 - $24 million).